Loans (Details) - Schedule of allowance for loan losses and the recorded investment in loans by portfolio - USD ($) $ in Thousands		Jun. 30, 2021	Jun. 30, 2020
Residential real estate:
Loans individually evaluated		$ 6,041	$ 5,686
Loans acquired with deteriorated credit quality	[1]	595	751
Ending loans balance		6,636	6,437
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		292,888	280,938
Ending allowance attributed to loans		1,622	1,288
Unallocated allowance			200
Total allowance			1,488
Total [Member]
Residential real estate:
Ending loans balance		299,524	287,375
Ending allowance attributed to loans		1,622	1,288
Unallocated allowance			200
Total allowance			1,488
One- to four-family [Member] | Loans individually evaluated for impairment [Member]
Residential real estate:
Loans individually evaluated		3,738	3,983
Loans acquired with deteriorated credit quality	[1]	595	751
Ending loans balance		4,333	4,734
Ending allowance attributed to loans
Unallocated allowance
Total allowance
One- to four-family [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		219,792	217,755
Ending allowance attributed to loans		794	671
Unallocated allowance
Total allowance			671
Multi-family [Member] | Loans individually evaluated for impairment [Member]
Residential real estate:
Loans individually evaluated		646	671
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		646	671
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Multi-family [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		19,135	11,702
Ending allowance attributed to loans		291	184
Unallocated allowance
Total allowance			184
Farm [Member] | Loans individually evaluated for impairment [Member]
Residential real estate:
Loans individually evaluated		274	309
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		274	309
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Farm [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		1,960	2,045
Ending allowance attributed to loans		5	4
Unallocated allowance
Total allowance			4
Nonresidential real estate [Member] | Loans individually evaluated for impairment [Member]
Residential real estate:
Loans individually evaluated		1,367	660
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		1,367	660
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Nonresidential real estate [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		34,125	32,843
Ending allowance attributed to loans		494	405
Unallocated allowance
Total allowance			405
Unsecured [Member] | Loans individually evaluated for impairment [Member]
Residential real estate:
Loans individually evaluated		16
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		16
Ending allowance attributed to loans
Unsecured [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		537	675
Ending allowance attributed to loans		1	1
Unallocated allowance
Total allowance			1
Construction [Member] | Loans individually evaluated for impairment [Member]
Residential real estate:
Loans individually evaluated			63
Loans acquired with deteriorated credit quality	[1]
Ending loans balance			63
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Construction [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		5,433	3,982
Ending allowance attributed to loans		12	6
Unallocated allowance
Total allowance			6
Land [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		1,308	765
Ending allowance attributed to loans		3	1
Unallocated allowance
Total allowance			1
Commercial and industrial [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		2,259	2,214
Ending allowance attributed to loans		5	3
Unallocated allowance
Total allowance			3
Loans on deposits [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		1,129	1,245
Ending allowance attributed to loans		2	2
Unallocated allowance
Total allowance			2
Home equity [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		7,135	7,645
Ending allowance attributed to loans		15	11
Unallocated allowance
Total allowance			11
Automobile [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance		75	67
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Unallocated [Member] | Loans collectively evaluated for impairment [Member]
Residential real estate:
Ending loans balance
Ending allowance attributed to loans
Unallocated allowance			200
Total allowance			$ 200

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.